Exhibit 99.1

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-19	30/360 Days	30	Collection Period Start	1-Jul-19
Distribution Date	15-Aug-19	Actual/360 Days	31	Collection Period End	31-Jul-19
				Prior Month Settlement Date	15-Jul-19
				Current Month Settlement Date	15-Aug-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,394,407,179.62	1,189,377,881.25	1,147,855,282.83	0.878629
Yield Supplement Overcollaterization		87,991,122.47	69,725,615.80	66,094,646.08
Total Adjusted Pool Balance		1,306,416,057.15	1,119,652,265.45	1,081,760,636.75
Total Adjusted Securities		1,306,416,057.15	1,119,652,265.45	1,081,760,636.75	0.828037
Class A-1 Notes	2.70786%	263,000,000.00	76,236,208.30	38,344,579.60	0.145797
Class A-2a Notes	2.82000%	400,000,000.00	400,000,000.00	400,000,000.00	1.000000
Class A-2b Notes	2.47500%	50,000,000.00	50,000,000.00	50,000,000.00	1.000000
Class A-3 Notes	2.90000%	450,000,000.00	450,000,000.00	450,000,000.00	1.000000
Class A-4 Notes	3.00000%	87,000,000.00	87,000,000.00	87,000,000.00	1.000000
Certificates	0.00000%	56,416,057.15	56,416,057.15	56,416,057.15	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	37,891,628.70	177,765.18	144.0746338	0.6759132
Class A-2a Notes	0.00	940,000.00	—	2.3500000
Class A-2b Notes	0.00	106,562.50	—	2.1312500
Class A-3 Notes	0.00	1,087,500.00	—	2.4166667
Class A-4 Notes	0.00	217,500.00	—	2.5000000
Certificates	0.00	0.00	—	—

Total Securities	37,891,628.70	2,529,327.68

I. COLLECTIONS

Interest:
Interest Collections				3,306,142.23
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				3,306,142.23
Principal:
Principal Collections				40,192,385.45
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				40,192,385.45
Recoveries of Defaulted Receivables				633,467.31

Total Collections				44,131,994.99

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			54,448	1,119,652,265.45
Total Principal Payment				37,891,628.70

			53,589	1,081,760,636.75

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	44,131,994.99
Reserve Account Draw	0.00
Total Available for Distribution	44,131,994.99
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	991,148.23
Servicing Fee Paid	991,148.23
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	177,765.18
Class A-1 Notes Monthly Interest Paid	177,765.18
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	940,000.00
Class A-2a Notes Monthly Interest Paid	940,000.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	106,562.50
Class A-2b Notes Monthly Interest Paid	106,562.50
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,087,500.00
Class A-3 Notes Monthly Interest Paid	1,087,500.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	217,500.00
Class A-4 Notes Monthly Interest Paid	217,500.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		2,529,327.68
Total Note Monthly Interest Paid		2,529,327.68
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		40,611,519.08
4. Total Monthly Principal Paid on the Notes		37,891,628.70
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		37,891,628.70
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,719,890.38
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,719,890.38

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,266,040.14
Required Reserve Account Amount		3,266,040.14
Beginning Reserve Account Balance		3,266,040.14
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,266,040.14
Required Reserve Account Amount for Next Period		3,266,040.14

VI. POOL STATISTICS

Weighted Average Coupon		3.23%
Weighted Average Remaining Maturity		49.65

	Amount	Number
Principal on Defaulted Receivables	1,330,212.97	56
Principal Recoveries of Defaulted Receivables	633,467.31

Monthly Net Losses	696,745.66
Pool Balance at Beginning of Collection Period	1,189,377,881.25
Net Loss Ratio for Third Preceding Collection Period	0.61%
Net Loss Ratio for Second Preceding Collection Period	0.84%
Net Loss Ratio for Preceding Collection Period	0.85%
Net Loss Ratio for Current Collection Period	0.70%
Four-Month Average Net Loss Ratio	0.75%
Cumulative Net Losses for all Periods	3,903,718.40

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	6,038,506.71	236	0.53%
61-90 Days Delinquent	1,460,756.69	63	0.13%
91-120 Days Delinquent	314,027.36	17	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	7,813,290.76	316	0.68%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.08%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.10%	0.09%
Delinquency Ratio for Preceding Collection Period	0.12%	0.11%
Delinquency Ratio for Current Collection Period	0.15%	0.15%
Four-Month Average Delinquency Ratio	0.11%	0.10%
60 Day Delinquent Receivables	1,835,716.41
Delinquency Percentage	0.16%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO